BALANCE SHEET COMPONENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, sale	$ 249.0	$ 119.4
Accounts receivable, allowance for credit loss, current, receivables sold	34.1	11.6
Amortization	5.0	$ 7.3	$ 7.2
Other Receivables, Net, Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Taxes receivable	$ 5.0